EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS - Other net gain or (loss) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS
Loss on impairment of property, plant and equipment				$ (2,211)
Gain on extinguishment of debt			$ 880
Net gain on disposal of property, plant and equipment and intangible assets		$ 662	56	66
Government grants		42	35	307
Changes in fair value of financial assets at fair value through profit or loss		(841)
Net gain on disposal of other financial assets		213
Impairment loss of a pre-matured investment(1)			(2,025)
Net gain on settlement of balances with Bitmain			4,468
Others		281	(931)	(722)
Total		$ 357	$ 2,483	$ (2,560)
Payment for project investment agreement with a third party	$ 2,000